TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 5,392	$ 4,477	$ 5,453
Deferred tax asset	10,393	6,439
Income tax penalties and interest	0	300	800
Provision for certain immaterial risks	2,200
Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Deferred tax liability recognized	2,100
United Kingdom | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ (1,098)	852	(373)
Statutory income tax rate	20.00%
Brazil | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	$ 716	1,136	779
Net operating loss carryforwards subject to expiration	19,100
Indonesia | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	3,641	544	5,047
Historical foreign net operating losses	4,900	9,500
Utilization of tax losses	4,076	4,396	0
Deferred tax asset	10,393	6,439
Net operating loss carryforwards subject to expiration	41,600
Indonesia | Foreign Tax Authority | NR Satu Related Claim
Components of Income Tax Expense (Benefit)
Approximate amount of VAT importation charges included in potential waiver cancellation	24,000
Kuwait | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current income tax charge (credit)	2,133	1,945	0
Jordan | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Deferred tax asset	956	0
Deferred tax liability recognized	2,102	0
Net deferred tax liability	$ 1,146	$ 0	$ 0